Hybrid Bonds (Tables)	12 Months Ended
Dec. 31, 2017
Hybrid Bonds [Abstract]
Hybrid Bonds

Hybrid bonds classified as equity (non-controlling interest) as of December 31, 2016 and 2017 are as follows:

Issuer	Hybrid bond	Issued date	Maturity	Yield (%)		2016	2017
	In millions of won
Korea Western Power Co., Ltd.	1st hybrid bond	2012.10.18	—	—	￦	100,000	—
Korea South-East Power Co., Ltd.	1st hybrid bond	2012.12.07	2042.12.06	4.38		170,000	170,000
Korea South-East Power Co., Ltd.	2nd hybrid bond	2012.12.07	2042.12.06	4.44		230,000	230,000
Expense of issuance						(1,340)	(1,090)

					￦	498,660	398,910